Intangible assets, net (Schedule of Weighted Average Amortization Periods of Intangible Assets) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trademark
Weighted average amortization periods of intangible assets
Weighted average amortization period	10 years	10 years
Customer relationships
Weighted average amortization periods of intangible assets
Weighted average amortization period	0 years	5 years
Technology
Weighted average amortization periods of intangible assets
Weighted average amortization period	6 years	6 years
Software
Weighted average amortization periods of intangible assets
Weighted average amortization period	9 years	7 years
License
Weighted average amortization periods of intangible assets
Weighted average amortization period	15 years	15 years
Operating rights
Weighted average amortization periods of intangible assets
Weighted average amortization period	0 years	2 years
Domain names
Weighted average amortization periods of intangible assets
Weighted average amortization period	14 years	14 years
Others
Weighted average amortization periods of intangible assets
Weighted average amortization period	10 years	10 years